Segment Information (Details) - Schedule of total assets - USD ($)	Dec. 31, 2021	Sep. 30, 2021	Sep. 30, 2020
Segment Information (Details) - Schedule of total assets [Line Items]
Total	$ 19,177,988	$ 16,659,836	$ 3,799,631
Financial services [Member]
Segment Information (Details) - Schedule of total assets [Line Items]
Total	9,945,454	13,703,140
Corporate/Other [Member]
Segment Information (Details) - Schedule of total assets [Line Items]
Total	$ 9,232,534	$ 2,956,696	$ 3,799,631